PROPERTY AND EQUIPMENT (Detail Textuals) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 28, 2018	Feb. 28, 2017	Aug. 31, 2017
Property, Plant and Equipment [Abstract]
Depreciation	$ 2,464	$ 729	$ 4,552	$ 729	$ 4,562